Summary of Significant Accounting Policies (Details) - Schedule of carrying values of financial instruments - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying values of financial instruments [Abstract]
Current portion of long-term debt	$ 1,170,803	$ 1,174,756	$ 4,571,452
Long-term loan	18,134	283,860	1,425,475
Total	$ 1,188,937	$ 1,458,616	$ 5,996,927